Condensed Financial Information of Deswell Industries, Inc. - Schedule of Condensed Balance Sheet (Details) - Parent Company [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash and cash equivalents	$ 212	$ 204
Prepaid expenses and other current assets	50	47
Amounts due from subsidiaries	7,016	7,976
Total current assets	7,278	8,227
Investments in subsidiaries	95,861	87,195
Total assets	103,139	95,422
Current liabilities:
Accrued payroll and employee benefits	1,013	1,013
Other accrued liabilities	6	239
Total current liabilities	1,019	1,252
Total shareholders’ equity	102,120	94,170
Total liabilities and shareholders’ equity	$ 103,139	$ 95,422